WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants Issued
		No. of
		underlying	Price per	Fair value	Exercisable	Total
	Issue date	shares	share	per warrant	period	fair value

					One year from
Tranch 1	May 11, 2012	120,000,000	$0.1485	$0.0372	May 11, 2012	$4,470,000
					Three years from
Tranch 2	May 11, 2012	40,000,000	0.1485	0.0681	commercial launch	2,723,000
					Three years from
Tranch 3	May 11, 2012	40,000,000	0.1485	0.0837	commercial launch	3,346,000
					One year from
Tranch 4	August 2, 2012	40,000,000	0.1985	0.0537	commercial launch	2,148,000
					One year from
Tranch 5	August 28, 2012	40,000,000	$0.1750	$0.0550	commercial launch	2,202,000

Total		280,000,000				$14,889,000

Fair Value of Warrants, Assumptions Used
	Tranch 1	Tranch 2	Tranch 3	Tranch 4	Tranch 5

Risk-fee rate of return	0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	1 year	4 years	5 years	1.8 years	2.1 years
Volatility	63.2%	58.5%	66.6%	56.6%	54.5%
Expected dividend yield	-	-	-	-	-